Loan Capital - Additional Tier 1 loan capital (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 AUD ($)	Sep. 15, 2021 AUD ($) $ / shares	Mar. 22, 2021 AUD ($) $ / shares	Dec. 04, 2020 AUD ($) $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 AUD ($)	Sep. 30, 2019 AUD ($)
Loan capital
Loan capital		$ 29,067					$ 23,949	$ 21,826
Amount of WCN3 transferred to the nominated party					$ 866
Amount per note of WCN3 transferred to the nominated party | $ / shares					$ 100
Amount of WCN3 redeemed and cancelled				$ 458
Amount per note of WCN3 redeemed and cancelled | $ / shares				$ 100
Amount of WCN4 transferred to the nominated party			$ 1,152
Amount per note of WCN4 transferred to the nominated party | $ / shares			$ 100
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		10,216					9,364
Number of business days for payment of dividend, distribution or interest	20 days
Number of business days prior to scheduled conversion date to determine share price	20 days
Discount rate on share price upon conversion	1.00%
Common Equity Tier 1 Capital ratio threshold percentage	5.125%
Number of business days prior to capital trigger event date or non-viability trigger event date to determine share price for conversion	5 days
Discount rate on share price determined based on capital trigger event date or non-viability trigger event date	1.00%
Percentage of share price to determine maximum conversion number	20.00%
Westpac capital notes (WCN)
Loan capital
Loan capital		8,403					7,423
AUD 1,311 million WCN2
Loan capital
Principal amount		1,311					1,311
Loan capital		$ 1,309					$ 1,307
AUD 1,311 million WCN2 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.05%	3.05%				3.05%	3.05%
AUD 1,324 million WCN3
Loan capital
Principal amount		$ 1,324					$ 1,324
Loan capital							$ 1,323
AUD 1,324 million WCN3 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	4.00%	4.00%				4.00%	4.00%
AUD 1,702 million WCN4
Loan capital
Principal amount		$ 1,702					$ 1,702
Loan capital		$ 549					$ 1,698
AUD 1,702 million WCN4 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	4.90%	4.90%				4.90%	4.90%
AUD 1,690 million WCN5
Loan capital
Principal amount		$ 1,690					$ 1,690
Loan capital		$ 1,682					$ 1,680
AUD 1,690 million WCN5 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.20%	3.20%				3.20%	3.20%
AUD 1,423 million WCN6
Loan capital
Principal amount		$ 1,423					$ 1,423
Loan capital		$ 1,417					$ 1,415
AUD 1,423 million WCN6 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.70%	3.70%				3.70%	3.70%
AUD 1,723 million WCN7
Loan capital
Principal amount		$ 1,723
Loan capital		$ 1,709
AUD 1,723 million WCN7 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%
AUD 1,750 million WCN8
Loan capital
Principal amount		$ 1,750
Loan capital		$ 1,737
AUD 1,750 million WCN8 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	2.90%	2.90%
USD AT1 securities
Loan capital
Loan capital		$ 1,813					$ 1,941
USD 1,250 million securities
Loan capital
Principal amount	$ 1,250					$ 1,250
Loan capital		$ 1,813					$ 1,941
USD 1,250 million securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%				5.00%	5.00%
USD 1,250 million securities | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%				2.89%	2.89%
Parent Entity
Loan capital
Loan capital		$ 29,067					$ 23,949	$ 21,826
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		10,216					9,364
Parent Entity | Westpac capital notes (WCN)
Loan capital
Loan capital		8,403					7,423
Parent Entity | AUD 1,311 million WCN2
Loan capital
Principal amount		1,311					1,311
Loan capital		$ 1,309					$ 1,307
Parent Entity | AUD 1,311 million WCN2 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.05%	3.05%				3.05%	3.05%
Parent Entity | AUD 1,324 million WCN3
Loan capital
Principal amount		$ 1,324					$ 1,324
Loan capital							$ 1,323
Parent Entity | AUD 1,324 million WCN3 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	4.00%	4.00%				4.00%	4.00%
Parent Entity | AUD 1,702 million WCN4
Loan capital
Principal amount		$ 1,702					$ 1,702
Loan capital		$ 549					$ 1,698
Parent Entity | AUD 1,702 million WCN4 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	4.90%	4.90%				4.90%	4.90%
Parent Entity | AUD 1,690 million WCN5
Loan capital
Principal amount		$ 1,690					$ 1,690
Loan capital		$ 1,682					$ 1,680
Parent Entity | AUD 1,690 million WCN5 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.20%	3.20%				3.20%	3.20%
Parent Entity | AUD 1,423 million WCN6
Loan capital
Principal amount		$ 1,423					$ 1,423
Loan capital		$ 1,417					$ 1,415
Parent Entity | AUD 1,423 million WCN6 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.70%	3.70%				3.70%	3.70%
Parent Entity | AUD 1,723 million WCN7
Loan capital
Principal amount		$ 1,723
Loan capital		$ 1,709
Parent Entity | AUD 1,723 million WCN7 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%
Parent Entity | AUD 1,750 million WCN8
Loan capital
Principal amount		$ 1,750
Interest rate adjustments (as a percent)	2.90%	2.90%
Loan capital		$ 1,737
Parent Entity | USD AT1 securities
Loan capital
Loan capital		1,813					$ 1,941
Parent Entity | USD 1,250 million securities
Loan capital
Principal amount	$ 1,250					$ 1,250
Loan capital		$ 1,813					$ 1,941
Parent Entity | USD 1,250 million securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%				5.00%	5.00%
Parent Entity | USD 1,250 million securities | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%				2.89%	2.89%